DIVESTITURES (Details) - Nutrition & Biosciences - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 01, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01								$ 0.01
Restricted cash	$ 6,206				$ 0				$ 6,206	$ 0
Long-term debt	(15,612)				(15,608)				(15,612)	(15,608)
(Loss) Income from discontinued operations, net of tax	(217)	$ (158)	$ (82)	$ (60)	60	$ 155	$ (256)	$ 765	517	724	$ 4,185
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest									0	(73)	(116)
Disposal Group, Including Discontinued Operation, Assets	20,659				21,278				20,659	21,278	132,901
N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and Amortization, Discontinued Operations									1,721	664	631
Capital Expenditure, Discontinued Operations									234	359	353
Subsequent Event [Member] | N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
N&B Common Stock Par Value Per Share												$ 0.01
N&B Notes Offering | Unsecured Debt
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Face Amount	6,250								6,250
N&B Term Loan Facility [Member] | Subsequent Event [Member] | N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Face Amount												$ 1,250
N&B Senior Unsecured Notes [Member] | N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term debt	6,200								6,200
Discontinued Operations [Member] | N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales, Discontinued Operations									6,059	6,076	6,216
Cost of Sales, Discontinued Operations									4,014	4,030	4,179
Research and Development Expenses, Discontinued Operations									235	266	273
Selling, General and Administrative Expense, Discontinued Operations									534	606	625
Amortization of Intangibles, Discontinued Operations									1,423	349	311
Restructuring and asset related charges, Discontinued Operations									4	162	50
Goodwill Impairment Charges, Discontinued Operations									0	933	0
Integration and Separation Costs, Discontinued Operations									417	85	42
Equity in Earnings on Nonconsolidated Affiliates, Discontinued Operations									4	(1)	(1)
Sundry Income (expense), Discontinued Operations									8	9	1
Interest Expense, Discontinued Operations									95	1	1
Income (Loss) from Discontinued Operation, before Income Tax									(651)	(348)	735
Provision for Income Taxes, Discontinued Operations									(183)	142	145
(Loss) Income from discontinued operations, net of tax									(468)	(490)	590
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest									0	1	0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									(468)	(491)	$ 590
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	1,130				1,051				1,130	1,051
Disposal Group, Including Discontinued Operation, Inventory	1,333				1,422				1,333	1,422
Disposal Group, Including Discontinued Operation, Other Assets, Current	65				81				65	81
Disposal group, including discontinued operations, equity method investments	36				42				36	42
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	3,118				3,043				3,118	3,043
Disposal Group, Including Discontinued Operation, Goodwill	11,542				11,012				11,542	11,012
Disposal Group, Including Discontinued Operation, Intangible Assets	3,072				4,376				3,072	4,376
Disposal Group, Including Discontinued Operation, Other Assets	44				19				44	19
Disposal Group, Including Discontinued Operation, Other Assets	319				232				319	232
Disposal Group, Including Discontinued Operation, Assets	20,659				21,278				20,659	21,278
disposal group, including discontinued operation, short-term borrowings and lease obligations	4				5				4	5
Disposal Group, Including Discontinued Operation, Accounts Payable	742				635				742	635
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable	36				26				36	26
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	301				232				301	232
disposal group, including discontinued operation, long term debt	6,195				6				6,195	6
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	852				1,109				852	1,109
Disposal Group, Including Discontinued Operation, Postretirement Plan Benefit Obligation	238				186				238	186
Disposal Group, Including Discontinued Operation, Other Liabilities	242				151				242	151
Disposal Group, Including Discontinued Operation, Liabilities	$ 8,610				$ 2,350				$ 8,610	$ 2,350
Discontinued Operations [Member] | Subsequent Event [Member] | N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares Accepted and Retired in Exchange Offer												197.4
Number of Shares Exchanged												141.7
Discontinued Operations [Member] | International Flavors & Fragrances Inc | Subsequent Event [Member] | N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Par or Stated Value Per Share												$ 0.125